Stock Based Compensation - Summary of Stock Based Compensation (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense relating to restricted shares	$ 3,394,000	$ 11,000	$ 10,635,000	$ 41,000	$ 125,302	$ 29,930
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense relating to restricted shares	1,577,000	1,000	4,012,000	4,000	44,358	5,105
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense relating to restricted shares	$ 1,817,000	$ 10,000	$ 6,623,000	$ 37,000	$ 80,944	$ 24,825